Intangible Assets And Goodwill - Additional Information (Details) - CAD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 07, 2018	Sep. 07, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Impairment loss			$ 28,000
Number of common shares issued	117,253		199,320,981	199,320,981	162,187,262	98,818,213
Common shares issued value	$ 3,239	$ 1,003
Acquisition-related costs expensed	43			$ 3,406	$ 7,369
Property, plant and equipment			$ 303,682	303,682	96,270	$ 44,984
Intangible assets			$ 101,526	101,526	$ 162,263	$ 31,861
Shares received value	1,127
Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Net derecognition of intangible assets				$ 26,282
Tangible And Intangible Asset Acquisition
Disclosure Of Intangible Assets [Line Items]
Property, plant and equipment	50
Intangible assets	$ 3,232